2 SIGNIFICANT ACCOUNTING POLICIES: Revenue recognition (Policies)	12 Months Ended
Dec. 31, 2017
Policies
Revenue recognition

Revenue recognition

The Company provides a full suite of promotions-related marketing services in the US, Canada and internationally, and generates revenue by designing, constructing, implementing and managing these promotions marketing services for its customers. Revenue is recognized in the period in which the services are rendered to the customer and collection is reasonably assured. Development fees are recorded as revenue when the set-up is complete, or on a percentage of completion basis for long-term developments. Monthly maintenance and loyalty catalyst services are recorded as revenue in the month which services are provided. Cash received in advance of services performed is recorded as deferred revenue.

The Company provides a full suite of promotions-related marketing services in the US, Canada and internationally, and generates revenue by designing, constructing, implementing and managing these promotions marketing services for its customers. Revenue is recognized in the period in which the services are rendered to the customer and collection is reasonably assured. Development fees are recorded as revenue when the set-up is complete, or on a percentage of completion basis for long-term developments. Monthly maintenance and loyalty catalyst services are recorded as revenue in the month which services are provided. Cash received in advance of services performed is recorded as deferred revenue.